ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 47.5%
CONSUMER DISCRETIONARY 5.7%
Automobiles 0.2%
Harley-Davidson	1,600	77
		77
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	1,000	77
		77
Hotels, Restaurants & Leisure 1.5%
Choice Hotels International	1,500	52
International Game Technology	2,000	87
Las Vegas Sands (1)	2,000	227
Marriott, Class A	4,500	169
Starbucks (1)	1,900	44
		579
Internet & Catalog Retail 0.1%
Amazon.com (1)	500	45
		45
Media 2.2%
CBS, Class B	1,799	49
Disney	2,200	73
McGraw-Hill	4,000	196
Omnicom	4,200	205
Time Warner	3,300	57
Viacom, Class B (1)	1,570	66
WPP Group, ADR	3,200	203
		849
Specialty Retail 1.1%
Bed Bath & Beyond (1)	2,100	66
Home Depot	5,700	163
Tiffany	2,800	130
Williams-Sonoma	2,900	84
		443
Textiles, Apparel & Luxury Goods 0.4%
Nike, Class B	2,200	144
		144
Total Consumer Discretionary		2,214
CONSUMER STAPLES 5.5%
Beverages 1.8%
Anheuser-Busch	1,400	74
Coca-Cola	3,500	217
Diageo, ADR	800	72
PepsiCo	4,700	363
		726
Food & Staples Retailing 1.2%
CVS Caremark	3,000	120
Sysco	2,000	65
Wal-Mart	3,500	168
Walgreen	3,200	117
		470
Food Products 0.4%
General Mills	1,400	84
Wrigley	1,375	88
		172
Household Products 1.8%
Colgate-Palmolive	2,200	176
Kimberly-Clark	800	56
Procter & Gamble	6,250	463
		695
Personal Products 0.3%
Avon	2,600	107
		107
Total Consumer Staples		2,170
ENERGY 1.5%
Energy Equipment & Services 1.5%
Baker Hughes	2,000	161
Schlumberger	4,400	411
Total Energy		572
FINANCIALS 8.2%
Capital Markets 4.9%
Bank of New York Mellon	4,558	219
Blackrock	500	99
Charles Schwab	9,726	236
Eaton Vance	3,500	153
Franklin Resources	2,300	283
Goldman Sachs	1,000	227
Northern Trust	4,000	324
State Street	4,400	352
		1,893
Commercial Banks 0.3%
Wells Fargo	4,000	130
		130
Consumer Finance 0.4%
American Express	2,300	136
		136
Diversified Financial Services 2.3%
Citigroup	4,600	153
CME Group	787	518
IntercontinentalExchange (1)	400	67
Moody's	3,200	121
Nymex Holdings	425	53
		912
Insurance 0.3%
Ambac Financial Group	150	4
American International Group	2,225	129
		133
Total Financials		3,204
HEALTH CARE 6.8%
Biotechnology 1.1%
Amgen (1)	2,800	155
Celgene (1)	1,500	92
Gilead Sciences (1)	4,000	186
		433
Health Care Equipment & Supplies 1.3%
Baxter International	1,500	90
Medtronic	4,700	239
Stryker	1,700	123
Zimmer Holdings (1)	1,000	65
		517
Health Care Providers & Services 1.3%
Medco (1)	500	50
UnitedHealth Group	2,000	110
WellPoint (1)	4,000	337
		497
Pharmaceuticals 3.1%
Abbott Laboratories	1,300	75
Allergan	1,000	67
AstraZeneca, ADR	1,100	52
Eli Lilly	1,000	53
GlaxoSmithKline, ADR	1,683	89
Johnson & Johnson	6,100	413
Merck	4,500	267
Pfizer	2,975	71
Wyeth	2,600	127
		1,214
Total Health Care		2,661
INDUSTRIALS & BUSINESS SERVICES 4.1%
Aerospace & Defense 1.1%
Boeing	2,100	194
General Dynamics	1,000	89
Rockwell Collins	2,000	144
		427
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide	1,000	52
Expeditors International of Washington	2,800	131
		183
Commercial Services & Supplies 0.6%
Corporate Executive Board	600	40
Ritchie Bros. Auctioneers	1,500	111
Robert Half International	3,000	81
		232
Construction & Engineering 0.2%
Fluor	500	74
		74
Industrial Conglomerates 1.6%
3M	600	50
GE	13,600	521
McDermott International (1)	1,000	52
		623
Machinery 0.2%
Illinois Tool Works	1,400	78
		78

Total Industrials & Business Services		1,617
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 1.5%
Cisco Systems (1)	15,000	420
Nokia, ADR	4,000	158
		578
Computers & Peripherals 0.7%
Dell (1)	4,000	98
EMC (1)	7,900	152
Network Appliance (1)	1,000	25
		275
Internet Software & Services 2.0%
eBay (1)	10,000	336
Google, Class A (1)	300	208
Monster Worldwide (1)	3,500	118
Yahoo! (1)	4,000	107
		769
IT Services 1.6%
Automatic Data Processing	4,300	194
Cognizant Technology Solutions (1)	2,000	62
Infosys Technologies, ADR	2,000	84
Iron Mountain (1)	2,550	93
Paychex	3,650	142
Western Union	2,600	59
		634
Semiconductor & Semiconductor Equipment 5.0%
Altera	16,100	302
Analog Devices	4,000	123
Broadcom, Class A (1)	3,000	80
Intel	13,600	355
Linear Technology	10,400	317
Maxim Integrated Products	7,000	162
Microchip Technology	6,800	196
Texas Instruments	8,400	265
Xilinx	6,300	138
		1,938
Software 3.2%
Adobe Systems (1)	3,500	147
Autodesk (1)	800	38
Electronic Arts (1)	500	28
Intuit (1)	3,000	88
Microsoft	14,900	501
Oracle (1)	12,700	256
Red Hat (1)	1,500	30
Salesforce.com (1)	1,000	57
SAP, ADR	2,500	128
		1,273

Total Information Technology		5,467
MATERIALS 1.5%

Chemicals 1.2%
Ecolab	1,600	77
Monsanto	4,000	397
		474
Metals & Mining 0.3%
BHP Billiton, ADR	1,500	114
		114
Total Materials		588
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
American Tower Systems, Class A (1)	1,500	68
Total Telecommunication Services		68
Total Common Stocks (Cost $10,052)		18,561
MUNICIPAL SECURITIES 51.6%
Alabama 0.5%
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	200,000	191
		191
Arizona 1.4%
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (2)	500,000	531
		531
California 6.6%
California, GO, 5.25%, 11/1/26	250,000	263
California Infrastructure & Economic Dev. Bank, Bay Area Toll
Bridges, 5.25%, 7/1/21 (Prerefunded 7/1/13) (2)	250,000	274
California Public Works Board, 5.00%, 11/1/22	250,000	257
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (3)	100,000	95
California Univ. Trustees, 5.00%, 11/1/28 (4)	100,000	105
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	100,000	102
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (2)	250,000	275
Los Angeles Public Works Fin. Auth., 5.00%, 9/1/33 (5)	250,000	257
San Diego Unified School Dist., Election 98E
5.25%, 7/1/24 (6)	250,000	275
Univ. of California Regents, 5.00%, 5/15/24 (6)	150,000	157
Univ. of California Regents, 5.00%, 5/15/36 (7)	500,000	513
		2,573
Connecticut 1.7%
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	200,000	194
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (3)	200,000	200
Mohegan Tribe Indians, 6.25%, 1/1/31	250,000	259
		653
District of Columbia 4.8%
District of Columbia, GO, 4.75%, 6/1/36 (5)	125,000	126
District of Columbia, GO, 6.00%, 6/1/15 (4)	1,000,000	1,155
District of Columbia, GO, 6.00%, 6/1/17 (4)	500,000	585
		1,866
Florida 1.1%
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/25	100,000	101
Highlands County HFA, Adventist Health/Sunbelt
5.125%, 11/15/32	250,000	251
Seminole Tribe of Florida, 5.50%, 10/1/24 (3)	100,000	100
		452
Georgia 1.5%
Augusta Water & Sewer, 5.25%, 10/1/39 (6)	125,000	131
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (4)	50,000	57
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	250,000	257
Fulton County Water & Sewer Auth., 5.25%, 1/1/35 (5)	125,000	131
		576
Illinois 0.9%
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	250,000	261
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	100,000	101
		362
Indiana 0.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	250,000	243
		243
Kansas 0.3%
Salina, Regional Health Center, 5.00%, 10/1/36	125,000	123
		123
Louisiana 0.6%
Louisiana Gas & Fuels Tax, 5.00%, 5/1/36 (6)	100,000	103
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	125,000	119
		222
Maine 0.7%
Maine Turnpike Auth., 5.25%, 7/1/30 (6)	250,000	264
		264
Maryland 2.4%
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	100,000	100
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	100,000	98
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	100,000	98
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	25,000	26
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	100,000	98
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28 (Prerefunded 4/1/13) (2)	100,000	113
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/26	125,000	126
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (2)	250,000	273
		932
Massachusetts 3.7%
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,000,000	1,194
Massachusetts Water Resources Auth., 5.00%, 8/1/29 (4)	250,000	259
		1,453
Missouri 0.7%
Missouri Joint Electric Utility Commission, Plum Point
5.00%, 1/1/27 (4)	250,000	259
		259
New Jersey 1.5%
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	100,000	100
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (4)	250,000	264
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (6)	170,000	176
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	70,000	64
		604
New Mexico 0.7%
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	106
New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27	70,000	72
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	100,000	105
		283
New York 5.5%
Metropolitan Transportation Auth., 5.00%, 11/15/30	250,000	259
New York City, GO, 5.00%, 4/1/20	250,000	261
New York City, GO, 5.00%, 8/1/21	125,000	130
New York City, GO, 5.00%, 11/1/28	100,000	102
New York City, GO, 5.25%, 5/15/22	250,000	263
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	100,000	104
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	45,000	48
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	455,000	487
New York City Transitional Fin. Auth., 5.875%, 11/1/16
(Prerefunded 5/1/10) (2)	30,000	32
New York Liberty Dev. Corp., 5.25%, 10/1/35	250,000	265
Port Auth. of New York & New Jersey, 5.00%, 12/1/29	100,000	104
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (3)	100,000	93
		2,148
North Carolina 0.7%
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45
(Prerefunded 1/15/15) (2)	250,000	273
		273
Ohio 0.7%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	250,000	272
		272
Oklahoma 0.3%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	100,000	119
		119
Oregon 1.4%
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (2)(5)	500,000	532
		532
Pennsylvania 1.2%
Montgomery County HHEFA, Faulkeways at Gwyned
6.75%, 11/15/24 (Prerefunded 11/15/09) (2)	200,000	215
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	259
		474
Puerto Rico 1.6%
Puerto Rico Commonwealth, 5.25%, 7/1/32
(Prerefunded 7/1/16) (2)	60,000	67
Puerto Rico Commonwealth, GO, 5.25%, 7/1/32	40,000	41
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (4)	250,000	275
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	250,000	262
		645
Tennessee 0.6%
Shelby County Health, Ed. & Housing Board, Saint Judes,
5.00%, 7/1/36	250,000	251
		251
Texas 2.1%
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (2)	250,000	277
Houston Water & Sewer, 5.25%, 5/15/25 (6)	250,000	265
Houston Water & Sewer, 5.75%, 12/1/16 (Prerefunded
12/1/12) (2)(7)	250,000	278
		820
Virginia 4.9%
Arlington County IDA, 5.50%, 7/1/18 (Prerefunded 7/1/11) (2)	500,000	542
Fredericksburg IDA, Medicorp Health System, 5.25%, 6/15/27	250,000	253
Henrico County Economic Dev. Auth., 6.125%, 11/1/19	250,000	266
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	75,000	75
Virginia HDA, Multi-Family, 5.60%, 11/1/18	500,000	511
York County IDA, Electric & Power, 5.50%, 7/1/09	250,000	252
		1,899
Washington 2.7%
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (2)(4)	1,000,000	1,057
		1,057
West Virginia 0.2%
Pleasants County, Allegheny Energy, 5.25%, 10/15/37	100,000	100
		100
Total Municipal Securities (Cost $19,124)		20,177
Total Investments in Securities
99.1% of Net Assets (Cost $29,176)		$38,738

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $488 and represents 1.2% of net assets.
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by AMBAC Assurance Corp.
ADR	American Depository Receipts
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Balanced Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $29,159,000. Net unrealized gain aggregated $9,579,000 at period-end, of which $9,632,000 related to appreciated investments and $53,000 related to depreciated investments.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 12.4%
Automobiles 0.3%
Harley-Davidson (1)	4,500	216
		216
Diversified Consumer Services 0.4%
Apollo Group, Class A (2)	3,750	287
		287
Hotels, Restaurants & Leisure 3.8%
Carnival (1)	5,500	248
Choice Hotels International (1)	5,200	180
International Game Technology	7,000	306
Las Vegas Sands (1)(2)	6,500	737
Marriott, Class A	18,600	698
Starbucks (2)	4,900	115
Wynn Resorts (1)	1,500	190
		2,474
Internet & Catalog Retail 0.7%
Amazon.com (1)(2)	5,000	453
		453
Media 4.6%
CBS, Class B (1)	5,750	158
Disney	6,000	199
McGraw-Hill (1)	17,000	834
Omnicom (1)	15,800	770
Time Warner (1)	8,500	147
Viacom, Class B (2)	3,500	147
WPP Group, ADR (1)	12,100	765
		3,020
Specialty Retail 1.5%
Bed Bath & Beyond (1)(2)	6,400	201
Home Depot (1)	5,500	157
Tiffany (1)	8,200	381
Williams-Sonoma	7,000	204
		943
Textiles, Apparel & Luxury Goods 1.1%
Coach (2)	5,500	204
Nike, Class B (1)	7,900	519
		723
Total Consumer Discretionary		8,116
CONSUMER STAPLES 11.1%
Beverages 4.0%
Anheuser-Busch	4,100	216
Coca-Cola	14,200	882
Diageo, ADR	4,000	363
PepsiCo	15,200	1,173
		2,634
Food & Staples Retailing 2.2%
CVS Caremark	7,500	301
Sysco	8,700	283
Wal-Mart	8,100	388
Walgreen (1)	13,300	486
		1,458
Food Products 1.1%
General Mills	3,800	228
Hershey Foods (1)	3,000	120
Wrigley (1)	6,125	392
		740
Household Products 3.5%
Colgate-Palmolive	6,700	537
Kimberly-Clark (1)	3,100	216
Procter & Gamble	20,412	1,511
		2,264
Personal Products 0.3%
Avon	5,100	209
		209

Total Consumer Staples		7,305
ENERGY 4.1%
Energy Equipment & Services 4.1%
Baker Hughes	10,500	843
Core Laboratories (1)(2)	2,000	235
Schlumberger	16,000	1,495
Weatherford International (2)	2,000	125
Total Energy		2,698
FINANCIALS 19.5%
Capital Markets 11.4%
Bank of New York Mellon	16,301	782
Blackrock (1)	2,900	575
Charles Schwab	29,300	712
Eaton Vance (1)	10,000	438
Franklin Resources	7,100	875
Goldman Sachs (1)	5,500	1,246
Lazard	5,000	243
Northern Trust (1)	15,900	1,288
Och Ziff Capital Management (2)	2,700	67
State Street	15,700	1,254
		7,480
Commercial Banks 0.6%
Wells Fargo (1)	12,000	389
		389
Consumer Finance 1.0%
American Express	11,100	655
		655
Diversified Financial Services 6.0%
Citigroup	4,000	133
CME Group	2,862	1,885
IntercontinentalExchange (2)	3,000	501
Moody's (1)	13,600	512
Nymex Holdings (1)	7,000	872
		3,903
Insurance 0.5%
Ambac Financial Group (1)	4,000	109
American International Group	4,000	232
		341
Total Financials		12,768
HEALTH CARE 14.1%
Biotechnology 2.7%
Amgen (2)	4,500	249
Celgene (1)(2)	6,000	369
Gilead Sciences (2)	24,000	1,117
		1,735
Health Care Equipment & Supplies 3.0%
Baxter International	3,700	221
BD	2,600	215
Medtronic	13,600	692
St. Jude Medical (2)	2,000	79
Stryker	6,100	443
Zimmer Holdings (2)	5,000	324
		1,974
Health Care Providers & Services 2.6%
Medco (2)	3,000	300
UnitedHealth Group	6,000	330
WellPoint (2)	12,600	1,061
		1,691
Pharmaceuticals 5.8%
Abbott Laboratories	3,700	213
Allergan	5,400	362
AstraZeneca, ADR (1)	3,400	161
Eli Lilly	2,500	132
GlaxoSmithKline, ADR	4,100	216
Johnson & Johnson	19,100	1,294
Merck	16,000	950
Novartis, ADR	2,000	113
Pfizer	6,300	150
Wyeth	4,500	221
		3,812

Total Health Care		9,212

INDUSTRIALS & BUSINESS SERVICES 10.2%
Aerospace & Defense 3.0%
Boeing	9,300	861
General Dynamics	4,500	399
Rockwell Collins	9,500	685
		1,945
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide (1)	7,500	386
Expeditors International of Washington (1)	7,200	338
		724
Commercial Services & Supplies 1.5%
Corporate Executive Board (1)	3,000	201
Ritchie Bros. Auctioneers	6,500	482
Robert Half International (1)	10,200	275
		958
Construction & Engineering 0.6%
Fluor	2,500	368
		368
Industrial Conglomerates 3.6%
3M	2,800	233
GE	46,500	1,781
McDermott International (2)	7,000	366
		2,380
Machinery 0.4%
Illinois Tool Works (1)	5,000	278
		278
Total Industrials & Business Services		6,653
INFORMATION TECHNOLOGY 25.5%
Communications Equipment 3.2%
Cisco Systems (2)	51,300	1,437
Nokia, ADR	16,500	649
		2,086
Computers & Peripherals 1.8%
Dell (2)	22,500	552
EMC (1)(2)	24,000	462
Network Appliance (2)	8,000	198
		1,212
Internet Software & Services 4.1%
eBay (2)	31,000	1,040
Google, Class A (2)	1,400	970
Monster Worldwide (1)(2)	10,100	341
Yahoo! (2)	11,500	308
		2,659
IT Services 4.0%
Automatic Data Processing	17,000	766
Cognizant Technology Solutions (2)	7,000	218
Infosys Technologies, ADR (1)	6,000	253
Iron Mountain (1)(2)	9,750	356
Paychex (1)	18,750	731
Western Union	13,100	296
		2,620
Semiconductor & Semiconductor Equipment 5.7%
Altera (1)	26,500	498
Analog Devices (1)	12,000	369
Broadcom, Class A (1)(2)	6,000	160
Intel	28,100	733
Linear Technology (1)	17,700	539
Marvell Technology Group (2)	3,200	48
Maxim Integrated Products	7,500	174
Microchip Technology	18,000	518
Texas Instruments	12,000	379
Xilinx (1)	14,100	309
		3,727
Software 6.7%
Adobe Systems (2)	11,500	485
Autodesk (2)	6,200	292
Electronic Arts (1)(2)	4,000	225
Intuit (1)(2)	9,200	270
Microsoft	35,500	1,193
Oracle (2)	45,800	924
Red Hat (1)(2)	9,000	180
Salesforce.com (1)(2)	6,000	340
SAP, ADR (1)	10,100	517
		4,426
Total Information Technology		16,730
MATERIALS 2.6%
Chemicals 2.1%
Ecolab	4,500	215
Monsanto	11,600	1,153
		1,368
Metals & Mining 0.5%
BHP Billiton, ADR (1)	4,500	341
		341
Total Materials		1,709
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
American Tower (2)	6,200	282
Total Telecommunication Services		282

Total Common Stocks (Cost $43,329)		65,473
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 4.98% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 22.1%
Money Market Trust 22.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.956% (3)	14,487,743	14,488
Total Securities Lending Collateral (Cost $14,488)		14,488
Total Investments in Securities
122.0% of Net Assets (Cost $57,818)		$79,962

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at November 30, 2007 -- total value of such securities at period-end amounts to $15,226. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	11/30/07	2/28/07
T. Rowe Price
Reserve Investment
Fund, 4.98%	¤	¤	$ 4	$ 1	$ 1

Totals			$ 4	1	$ 1

¤	Purchase and sale information not shown for cash management funds.

Investment in securities, at cost	$1
Dividend income	4
Interest income	-
Investment income	$4
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Growth Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2007, the value of loaned securities was $15,226,000; aggregate collateral consisted of $14,488,000 in the money market pooled trust and U.S. government securities valued at $924,000.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $57,818,000. Net unrealized gain aggregated $22,144,000 at period-end, of which $22,438,000 related to appreciated investments and $294,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 18.1%
Auto Components 0.1%
Wabco Holdings	1,000	47
		47
Automobiles 0.6%
Harley-Davidson (1)	2,000	96
Thor Industries (1)	2,000	71
Winnebago (1)	4,000	86
		253
Diversified Consumer Services 1.3%
Apollo Group, Class A (2)	1,900	145
Devry (1)	3,500	193
ITT Educational Services (2)	2,000	226
		564
Hotels, Restaurants & Leisure 6.0%
Boyd Gaming (1)	2,000	77
Carnival (1)	1,500	68
Choice Hotels International (1)	5,000	173
International Game Technology	7,300	319
Las Vegas Sands (1)(2)	3,800	431
Marriott, Class A (1)	8,400	315
Melco PBL Entertainment, ADR (1)(2)	7,300	106
Royal Caribbean Cruises (1)	1,500	61
Starbucks (2)	4,600	107
Starwood Hotels & Resorts Worldwide	1,000	54
Tim Hortons (1)	2,000	77
WMS Industries (1)(2)	1,500	50
Wynn Resorts (1)	3,500	444
Yum! Brands	8,000	297
		2,579
Internet & Catalog Retail 1.1%
Amazon.com (2)	3,000	272
Expedia (2)	6,500	212
		484
Leisure Equipment & Products 0.2%
Mattel (1)	3,500	70
		70
Media 4.2%
Central European Media Enterprises (1)(2)	800	88
Clear Channel Outdoor, Class A (1)(2)	5,600	153
CTC Media (1)(2)	3,500	84
Focus Media Holding, ADR (1)(2)	5,300	299
Lamar Advertising (1)	3,900	203
McGraw-Hill (1)	5,600	275
Meredith	1,500	82
Omnicom	6,600	322
Shaw Communications, Class B	4,000	99
WPP Group, ADR (1)	3,200	202
		1,807
Multiline Retail 0.2%
Family Dollar Stores (1)	3,800	89
		89
Specialty Retail 3.4%
AnnTaylor Stores (1)(2)	2,000	61
Bed Bath & Beyond (1)(2)	3,800	119
Dick's Sporting Goods (1)(2)	4,000	125
O'Reilly Automotive (1)(2)	1,000	33
PetSmart (1)	2,500	71
Ross Stores	3,900	103
Staples (1)	8,250	196
Tiffany (1)	6,600	306
TJX	5,800	170
TSC (1)(2)	1,000	41
Urban Outfitters (2)	3,000	79
Williams-Sonoma (1)	4,500	131
		1,435
Textiles, Apparel & Luxury Goods 1.0%
Coach (2)	4,400	163
Nike, Class B (1)	4,000	263
		426
Total Consumer Discretionary		7,754
CONSUMER STAPLES 4.2%
Beverages 0.4%
Brown-Forman, Class B (1)	2,500	176
		176
Food & Staples Retailing 2.0%
Costco Wholesale (1)	1,000	67
CVS Caremark	16,984	681
Sysco	2,800	91
		839
Food Products 1.2%
Hershey Foods (1)	3,300	132
McCormick	5,000	191
Wrigley (1)	2,875	184
		507
Household Products 0.3%
Clorox	2,000	130
		130
Personal Products 0.3%
Avon	3,700	152
		152

Total Consumer Staples		1,804
ENERGY 7.1%
Energy Equipment & Services 4.4%
Baker Hughes (1)	4,000	321
BJ Services (1)	5,000	123
Cameron International (1)(2)	2,000	187
Core Laboratories (1)(2)	3,000	352
Diamond Offshore Drilling	1,000	116
FMC Technologies (2)	4,000	222
Grant Prideco (1)(2)	1,400	67
Smith International	5,000	314
Weatherford International (2)	3,000	188
		1,890
Oil, Gas & Consumable Fuels 2.7%
Arch Coal (1)	2,400	91
Bill Barrett (1)(2)	1,000	38
CONSOL Energy	1,000	59
Foundation Coal Holdings	3,500	159
Mariner Energy (1)(2)	2,500	54
Murphy Oil (1)	2,000	143
SandRidge Energy (2)	3,800	121
Ultra Petroleum (2)	4,300	279
Williams Companies	6,500	226
		1,170

Total Energy		3,060
FINANCIALS 15.3%
Capital Markets 8.4%
Affiliated Managers Group (1)(2)	500	62
Bank of New York Mellon (1)	5,800	278
Bear Stearns (1)	1,000	100
Blackrock (1)	1,300	258
Charles Schwab	13,600	331
Eaton Vance	6,600	289
Federated Investors, Class B (1)	2,500	102
Franklin Resources	4,600	567
Janus Capital Group (1)	4,000	134
Lazard (1)	2,800	136
Legg Mason	1,000	76
Lehman Brothers	1,516	95
Northern Trust	6,000	486
Och Ziff Capital Management (2)	2,700	66
optionsXpress (1)	1,500	46
SEI (1)	2,600	81
State Street (1)	5,100	407
TD Ameritrade Holding (1)(2)	3,700	69
		3,583
Commercial Banks 0.8%
City National (1)	700	45
SVB Financial Group (1)(2)	2,500	129
Synovus Financial	4,200	104
UCBH Holdings (1)	3,400	55
		333
Diversified Financial Services 3.6%
CME Group (1)	900	593
Interactive Brokers, Class A (1)(2)	1,500	44
IntercontinentalExchange (2)	1,800	300
Moody's (1)	7,000	264
Nymex Holdings (1)	2,900	361
		1,562
Insurance 2.5%
AFLAC	3,100	194
Ambac Financial Group (1)	1,600	44
Aon (1)	1,000	50
Arch Capital Group (1)(2)	2,000	139
Brown & Brown (1)	2,000	49
Markel (2)	200	96
MBIA (1)	1,050	38
Philadelphia Consolidated (1)(2)	5,000	213
Progressive Corporation (1)	4,000	74
RenaissanceRe Holdings (1)	1,500	89
Willis Group Holdings	2,300	92
		1,078

Total Financials		6,556
HEALTH CARE 19.4%
Biotechnology 3.6%
Amylin Pharmaceuticals (1)(2)	1,000	38
Celgene (1)(2)	6,000	369
Cephalon (1)(2)	1,800	135
Genzyme (2)	1,300	98
Gilead Sciences (1)(2)	16,000	745
Medarex (1)(2)	2,000	25
Theravance (1)(2)	3,000	72
Vertex Pharmaceuticals (1)(2)	2,000	51
		1,533
Health Care Equipment & Supplies 6.0%
ArthroCare (1)(2)	1,500	81
Becton, Dickinson	1,500	124
C R Bard	2,400	203
Dentsply International	3,800	163
Edwards Lifesciences (1)(2)	1,000	49
Gen-Probe (2)	1,000	67
Hologic (1)(2)	2,000	133
Intuitive Surgical (2)	1,000	328
Invitrogen (1)(2)	1,200	116
ResMed (1)(2)	2,800	128
Respironics (2)	2,500	123
St. Jude Medical (2)	5,600	223
Stryker	5,400	392
Varian Medical Systems (1)(2)	4,800	240
Zimmer Holdings (2)	3,300	214
		2,584
Health Care Providers & Services 6.5%
CIGNA	2,000	107
Coventry Health Care (2)	4,125	239
DaVita (2)	1,700	105
Express Scripts (2)	5,000	339
Health Net (2)	3,000	146
Healthways (1)(2)	2,000	117
Henry Schein (1)(2)	4,000	236
Humana (1)(2)	2,000	154
Laboratory Corporation of America (2)	1,400	102
Lincare Holdings (1)(2)	2,900	99
McKesson	1,900	127
Medco (2)	2,500	250
Patterson Companies (1)(2)	2,100	67
Quest Diagnostics (1)	1,700	94
UnitedHealth Group	1,640	90
WellPoint (2)	6,000	505
		2,777
Life Sciences Tools & Services 2.2%
Applera (1)	2,400	82
Charles River Laboratories International (2)	2,500	159
Illumina (1)(2)	2,000	116
Millipore (1)(2)	1,400	115
Qiagen NV (1)(2)	5,500	116
Techne (2)	3,400	221
Waters Corporation (2)	1,900	148
		957
Pharmaceuticals 1.1%
Allergan	4,536	304
Elan, ADR (2)	8,000	184
		488
Total Health Care		8,339
INDUSTRIALS & BUSINESS SERVICES 13.5%
Aerospace & Defense 1.9%
Alliant Techsystems (1)(2)	1,000	117
Empresa Brasiliera, ADR	3,500	152
Precision Castparts	2,000	295
Rockwell Collins	3,600	260
		824
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide (1)	5,300	273
Expeditors International of Washington (1)	5,000	235
UTi Worldwide (1)	3,000	71
		579
Airlines 0.0%
Southwest Airlines (1)	1,000	14
		14
Commercial Services & Supplies 3.4%
Corporate Executive Board (1)	1,500	101
Dun & Bradstreet (1)	1,500	134
Equifax	2,500	93
HNI Corporation (1)	1,500	55
Manpower	1,800	110
Republic Services	7,750	257
Ritchie Bros. Auctioneers	4,200	311
Robert Half International (1)	4,000	108
Stericycle (2)	5,000	294
		1,463
Construction & Engineering 1.7%
Fluor (1)	2,000	294
Foster Wheeler (2)	1,500	223
Quanta Services (1)(2)	7,000	192
		709
Electrical Equipment 0.8%
AMETEK	3,450	152
General Cable (2)	1,500	111
II-VI (1)(2)	2,500	84
		347
Industrial Conglomerates 1.1%
McDermott International (2)	7,000	366
Roper Industries (1)	2,000	127
		493
Machinery 2.2%
Danaher (1)	2,200	191
Donaldson (1)	4,600	215
Graco (1)	1,500	56
IDEX	2,925	104
ITT (1)	1,800	116
Joy Global (1)	3,000	174
Pall	2,000	77
		933
Road & Rail 0.5%
Landstar Systems (1)	5,000	199
		199
Trading Companies & Distributors 0.5%
Fastenal (1)	2,000	79
W. W. Grainger	1,500	133
		212
Total Industrials & Business Services		5,773
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 0.7%
Corning (1)	3,000	73
F5 Networks (2)	3,000	79
Juniper Networks (1)(2)	4,500	134
		286
Computers & Peripherals 1.2%
EMC (1)(2)	11,000	212
Network Appliance (2)	8,200	203
Seagate Technology (1)	4,000	103
		518
Electronic Equipment & Instruments 0.8%
Dolby Laboratories, Class A (2)	3,700	186
FLIR Systems (1)(2)	2,000	137
Jabil Circuit (1)	500	8
National Instruments	950	32
		363
Internet Software & Services 3.0%
Baidu.com, ADR (2)	500	191
eBay (2)	6,800	228
IAC/InterActiveCorp (1)(2)	2,750	77
Monster Worldwide (2)	4,500	152
Sina (1)(2)	2,000	96
VeriSign (1)(2)	4,500	184
Vistaprint (1)(2)	2,500	111
Yahoo! (1)(2)	9,000	241
		1,280
IT Services 3.0%
Cognizant Technology Solutions (1)(2)	8,000	249
Fidelity National Information (1)	1,600	69
Fiserv (2)	1,700	87
Global Payments	1,000	43
Iron Mountain (1)(2)	6,000	219
Moneygram International (1)	1,300	20
Neustar, Class A (1)(2)	2,700	86
Paychex (1)	5,900	230
Satyam Computer Services, ADR (1)	5,000	131
Western Union	7,000	158
		1,292
Semiconductor & Semiconductor Equipment 3.5%
Altera (1)	12,200	229
Analog Devices	2,900	89
Broadcom, Class A (2)	6,000	160
Linear Technology (1)	4,400	134
Marvell Technology Group (2)	6,200	93
MEMC Electronic Materials (2)	2,000	155
Microchip Technology (1)	8,500	245
National Semiconductor (1)	6,500	149
Silicon Laboratories (2)	2,500	93
Xilinx (1)	7,000	153
		1,500
Software 4.9%
Activision (2)	5,333	118
Adobe Systems (2)	4,500	190
Autodesk (2)	5,600	264
Cadence Design Systems (1)(2)	3,600	60
Citrix Systems (2)	1,000	37
Electronic Arts (2)	1,900	107
FactSet Research Systems (1)	3,800	238
Intuit (2)	8,400	246
Jack Henry & Associates (1)	2,500	67
McAfee (2)	5,500	214
Red Hat (1)(2)	9,500	190
Salesforce.com (1)(2)	2,500	142
Symantec (1)(2)	11,000	196
Synopsys (2)	700	17
		2,086

Total Information Technology		7,325
MATERIALS 2.2%
Chemicals 1.7%
Ecolab	4,400	211
Monsanto	4,000	397
Sigma Aldrich (1)	1,900	100
		708
Metals & Mining 0.5%
Carpenter Technology (1)	3,000	227
		227

Total Materials		935
TELECOMMUNICATION SERVICES 2.4%
Wireless Telecommunication Services 2.4%
American Tower Systems, Class A (2)	7,600	346
Crown Castle International (1)(2)	7,500	315
Leap Wireless International (1)(2)	2,000	69
NII Holdings, Class B (2)	1,000	55
SBA Communications (1)(2)	6,000	225
Total Telecommunication Services		1,010
UTILITIES 0.4%
Electric Utilities 0.2%
Reliant Energy (2)	3,500	91
		91
Independent Power Producers & Energy Traders 0.2%
AES (2)	3,500	77
		77
Total Utilities		168
Total Common Stocks (Cost $25,152)		42,724
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 4.98% (3)(4)	144,469	145
Total Short-Term Investments (Cost $145)		145
SECURITIES LENDING COLLATERAL 22.7%
Money Market Trust 22.7%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 4.956% (3)	9,740,764	9,741
Total Securities Lending Collateral (Cost $9,741)		9,741
Total Investments in Securities
122.7% of Net Assets (Cost $35,038)		$52,610

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at November 30, 2007 -- total value of such securities at period-end amounts to $9,804. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	11/30/07	2/28/07
T. Rowe Price
Reserve Investment
Fund, 4.98%	¤	¤	$ 4	$ 145	$ 1

Totals			$ 4	$ 145	$ 1

¤	Purchase and sale information not shown for cash management funds.

Investment in securities, at cost	$145
Dividend income	4
Interest income	-
Investment income	$4
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2007, the value of loaned securities was $9,804,000; aggregate collateral consisted of $9,741,000 in the money market pooled trust and U.S. government securities valued at $242,000.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $35,038,000. Net unrealized gain aggregated $17,572,000 at period-end, of which $17,811,000 related to appreciated investments and $239,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008